                                                           STATE STREET
                                                   NAVIGATOR SECURITIES LENDING
                                                          PRIME PORTFOLIO
                                                         SEMI-ANNUAL REPORT
                                                           JUNE 30, 1999

-------------------------------------------------------------------------------
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT AS OF JUNE 30, 1999
-------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS
The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. One hundred percent of Fund balances are derived from the collateral received from securities lending. The Fund is managed consistently with the objective of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns.

INDUSTRY OVERVIEW
The concern about global economic problems from the fourth quarter 1998 was magnified at the beginning of the first quarter 1999 when Brazil allowed its currency, the real, to float freely in mid January. It heightened some of the risks for Brazil, such as higher interest rates, and for all of Latin America in the form of a recession. A recession would likely have a negative impact on U.S. economic growth since Latin America accounts for one-fifth of the U.S. export market. This fear of slower growth was quickly reversed in February as the U.S. economy continued to show signs of strength and low inflation. Retail sales continued to fuel growth as consumers, benefiting from an abundance of jobs, gains in financial markets, low interest rates, and low inflation, continued to spend. The Federal Open Market Committee
(FOMC) met twice during the first quarter (February 2-3 and March 30), leaving the Fed Funds rate unchanged at both meetings.

Strong economic data was reported to continue into the second quarter, causing concern at the Fed that inflationary pressures might increase. This concern was reinforced when the CPI was reported to have risen by 0.7 percent in April. With oil prices rising, the U.S. economy growing at a 4.1 percent annual rate for the first quarter, and unemployment at 4.3 percent (a 29 year low), it came as no surprise that the Fed changed its bias from neutral to tightening at the May 18 FOMC meeting. Then, after much speculation, the Fed raised short-term interest rates by 25 basis points on June 30.

INVESTMENT OVERVIEW
We focused our strategy throughout the first half of the year on purchasing during market weakness while keeping liquidity within the target range. The anticipation of multiple interest rate increases caused the yield curve to steepen, creating opportunities to gain yield, especially in 9 to 12 month maturities. We purchased one to three month maturities for liquidity management, using a break-even analysis that took into account various interest rate scenarios. One-year floaters, indexed off of one-month and three-month LIBOR, were also purchased. At the time of publication, the percentage of floating rate securities was approximately 40 percent of the portfolio. The portfolio's weighted average maturity increased from 43 days on December 31, 1998 to 61 days on June 30, 1999 as major market crises dissipated and the need for maintaining higher levels of short-term liquidity decreased.

We will continue to manage the Fund to meet its objectives of offering competitive returns, adequate liquidity and a stable net asset value.

Maria F. Pino, CFA
Portfolio Manager
August 15, 1999

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
COMMERCIAL PAPER - 32.21%
ASSET BACKED SECURITIES DIVERSIFIED - 17.72%
Asset Securitization Cooperative Corp.               5.180%              07/21/1999   $   59,000,000    $   58,830,211
Asset Securitization Cooperative Corp.               4.940%              07/23/1999       60,000,000        59,818,866
Asset Securitization Cooperative Corp.               4.880%              07/29/1999      202,000,000       201,233,298
Asset Securitization Cooperative Corp.               4.920%              07/29/1999       30,000,000        29,885,200
Asset Securitization Cooperative Corp.               5.060%              08/18/1999       50,000,000        49,662,667
Ciesco LP                                            5.180%              07/27/1999       40,000,000        39,850,356
Delaware Funding Corp.                               4.930%              07/12/1999       39,000,000        38,941,251
Delaware Funding Corp.                               5.060%              07/23/1999       35,353,000        35,243,680
Edison Asset Securitization                          5.050%              07/15/1999       44,743,000        44,655,130
Edison Asset Securitization                          4.960%              07/16/1999       33,270,000        33,201,242
Edison Asset Securitization                          4.960%              07/19/1999       53,000,000        52,868,560
Edison Asset Securitization                          5.000%              07/19/1999       78,000,000        77,805,000
Edison Asset Securitization                          4.950%              07/21/1999       50,000,000        49,862,500
Edison Asset Securitization                          5.070%              08/18/1999       30,000,000        29,797,200
Falcon Asset Securitization                          4.940%              07/08/1999       24,750,000        24,726,226
Falcon Asset Securitization                          4.960%              07/09/1999       34,343,000        34,305,147
Falcon Asset Securitization                          5.150%              07/09/1999       10,000,000         9,988,556
Falcon Asset Securitization                          4.960%              07/12/1999       14,000,000        13,978,782
Falcon Asset Securitization                          4.960%              07/13/1999       20,000,000        19,966,933
Falcon Asset Securitization                          5.050%              07/15/1999       56,000,000        55,890,022
Falcon Asset Securitization                          4.920%              07/19/1999       75,000,000        74,815,500
Falcon Asset Securitization                          5.150%              07/23/1999        7,368,000         7,344,811
Falcon Asset Securitization                          4.930%              07/26/1999       15,000,000        14,948,646
Falcon Asset Securitization                          5.180%              07/29/1999       34,000,000        33,863,018
Old Line Funding Corp.                               4.930%              07/08/1999      114,000,000       113,890,718
Old Line Funding Corp.                               4.930%              07/12/1999       28,505,000        28,462,061
Old Line Funding Corp.                               4.930%              07/14/1999       98,922,000        98,745,891
Old Line Funding Corp.                               4.990%              07/15/1999       77,000,000        76,850,577
Old Line Funding Corp.                               5.050%              07/21/1999       25,000,000        24,929,861
Old Line Funding Corp.                               5.070%              08/02/1999       17,000,000        16,923,387
Old Line Funding Corp.                               4.980%              09/07/1999       26,000,000        25,755,427
Preferred Receivables Funding Corp.                  4.930%              07/12/1999       57,745,000        57,658,014
Preferred Receivables Funding Corp.                  4.810%              07/13/1999       23,000,000        22,963,123
Preferred Receivables Funding Corp.                  4.950%              07/14/1999       56,255,000        56,154,444
Preferred Receivables Funding Corp.                  5.010%              07/15/1999       35,000,000        34,931,808
Preferred Receivables Funding Corp.                  4.920%              07/29/1999       30,000,000        29,885,200
Thunder Bay Funding Inc.                             4.830%              07/08/1999       35,000,000        34,967,129
Thunder Bay Funding Inc.                             4.930%              07/09/1999       15,361,000        15,344,171
Thunder Bay Funding Inc.                             5.000%              07/14/1999       34,025,000        33,963,566
Thunder Bay Funding Inc.                             5.020%              07/14/1999       27,615,000        27,564,940
Thunder Bay Funding Inc.                             4.830%              07/19/1999       20,173,000        20,124,283
                                                                                                      ----------------
                                                                                                         1,810,597,402
                                                                                                      ----------------

BANK FOREIGN - 7.42%
Abbey National North America                         4.860%              08/25/1999       40,000,000        39,703,000
Abbey National North America                         4.900%              11/15/1999       37,000,000        36,310,053
Den Danske Corp.                                     4.810%              08/12/1999       65,000,000        64,635,242
Den Danske Corp.                                     4.835%              11/10/1999       40,000,000        39,290,866

See Notes to Financial Statements.

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
COMMERCIAL PAPER - 32.21% (Continued)
BANK FOREIGN - 7.42% (continued)
Nordbanken North America, Inc.                       4.810%              08/09/1999   $   50,000,000    $   49,739,458
Swedbank Inc.                                        4.820%              08/10/1999      150,000,000       149,196,667
UBS Finance Delaware, Inc.                           4.910%              12/20/1999       92,000,000        89,841,782
Woolwich Building Society                            4.820%              08/05/1999      100,000,000        99,531,389
Woolwich Building Society                            4.860%              12/17/1999      125,000,000       122,148,125
Woolwich Building Society                            5.280%              03/10/2000       50,000,000        48,144,666
Woolwich Building Society                            5.330%              03/10/2000       20,000,000        19,250,839
                                                                                                      ----------------
                                                                                                           757,792,087
                                                                                                      ----------------

BANK REGIONAL - 0.48%
Wells Fargo & Company                                4.800%              09/10/1999       50,000,000        49,526,666
                                                                                                       ----------------

FINANCE CAPTIVE - 5.14%
Diageo Capital Plc                                   4.810%              08/02/1999      100,000,000        99,572,445
Diageo Capital Plc                                   4.820%              08/03/1999       77,000,000        76,659,788
Ford Motor Credit Company                            4.810%              07/23/1999      200,000,000       199,412,111
Sears Roebuck Acceptance Corp.                       5.040%              08/23/1999       50,000,000        49,629,000
Sears Roebuck Acceptance Corp.                       5.040%              08/24/1999       50,000,000        49,622,000
Sears Roebuck Acceptance Corp.                       5.040%              08/25/1999       50,000,000        49,615,000
                                                                                                      ----------------
                                                                                                           524,510,344
                                                                                                      ----------------

FINANCE NON-CAPTIVE DIVERSIFIED - 0.96%
General Electric Capital Corp.                       4.800%              11/10/1999      100,000,000        98,240,000
                                                                                                      ----------------

TELECOMMUNICATIONS - 0.49%
AT&T Corp.                                           4.800%              07/29/1999       50,000,000        49,813,333
                                                                                                      ----------------

TOTAL COMMERCIAL PAPER                                                                                   3,290,479,832
                                                                                                      ----------------

CORPORATE OBLIGATIONS - 23.76%
BANK FOREIGN - 2.35%
Abbey National Treasury Services (a)                 4.785%              07/26/1999       75,000,000        74,995,657
Abbey National Treasury Services                     5.075%              01/13/2000       50,000,000        49,993,529
Abbey National Treasury Services                     4.950%              02/03/2000       75,000,000        74,971,909
Abbey National Treasury Services                     5.255%              03/01/2000       40,000,000        39,988,424
                                                                                                      ----------------
                                                                                                           239,949,519
                                                                                                      ----------------
BANK MULTINATIONAL - 1.62%
BankBoston NA (a)                                    4.885%              08/10/1999       50,000,000        49,997,074
Chase Manhattan Corp. (a)                            5.324%              06/19/2000       25,000,000        25,048,260
Morgan J P & Co., Inc. (a)                           4.858%              09/15/1999       90,000,000        89,999,533
                                                                                                      ----------------
                                                                                                           165,044,867
                                                                                                      ----------------
BANK REGIONAL - 3.09%
NationsBank NA (a)                                   5.170%              10/12/1999       10,000,000        10,006,449
NationsBank NA (a)                                   5.190%              02/09/2000       10,000,000        10,013,886
US Bancorp (a)                                       4.950%              10/08/1999       32,000,000        31,997,435
US Bancorp (a)                                       4.934%              11/02/1999       24,000,000        23,997,595
Wells Fargo & Company                                4.900%              10/06/1999       90,000,000        89,990,763
Wells Fargo & Company                                4.887%              06/13/2000      150,000,000       149,917,226
                                                                                                      ----------------
                                                                                                           315,923,354
                                                                                                      ----------------

See Notes to Financial Statements.

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
CORPORATE OBLIGATIONS - 23.76% (CONTINUED)
INDUSTRIAL - 1.71%
Du Pont E I De Nemours & Company                     5.235%              03/03/2000   $   75,000,000    $   74,973,251
Emerson Electric Company                             5.125%              03/17/2000      100,000,000        99,936,911
                                                                                                     -----------------
                                                                                                           174,910,162
                                                                                                     -----------------

FINANCE CAPTIVE - 3.54%
Caterpillar Financial Services (a)                   5.159%              09/24/1999       15,000,000        14,999,651
Ford Motor Credit Company                            8.375%              01/15/2000       23,533,000        23,935,472
Ford Motor Credit Company (a)                        4.950%              05/05/2000      150,000,000       150,000,000
General Motors Acceptance Corp. (a)                  4.914%              03/02/2000       25,000,000        24,992,640
General Motors Acceptance Corp. (a)                  4.960%              07/20/2000       37,500,000        37,480,176
IBM Credit Corporation                               5.150%              04/14/2000       50,000,000        49,980,898
Xerox Credit Corporation                             5.113%              03/21/2000       30,000,000        29,977,726
Xerox Credit Corporation (a)                         4.870%              04/06/2000       30,000,000        29,981,956
                                                                                                      ----------------
                                                                                                           361,348,519
                                                                                                      ----------------

FINANCE NON-CAPTIVE DIVERSIFIED - 7.98%
Associates Corporation North America                 6.875%              02/15/2000       32,000,000        32,255,867
Associates Corporation North America (a)             4.904%              03/20/2000      127,500,000       127,429,764
Beneficial Corp. (a)                                 4.995%              05/04/2000       40,000,000        40,004,132
CIT Group Holdings, Inc.                             5.625%              01/18/2000       50,000,000        50,029,671
CIT Group Holdings, Inc. (a)                         4.883%              05/15/2000       95,000,000        94,944,932
General Electric Capital Corp. (a)                   4.950%              04/12/2000       50,000,000        50,000,000
General Electric Capital Corp. (a)                   4.945%              05/03/2000       50,000,000        50,000,000
General Electric Capital Corp. (a)                   4.950%              05/12/2000       75,000,000        75,000,000
Household Finance Corp. (a)                          5.224%              07/26/1999       40,000,000        40,000,000
Household Finance Corp. (a)                          5.040%              04/17/2000      200,000,000       199,902,218
Household Finance Corp.                              5.678%              07/07/2000       55,000,000        54,972,580
                                                                                                      ----------------
                                                                                                           814,539,164
                                                                                                      ----------------

INSURANCE - 0.49%
General American Life Insurance (a)(c)               5.020%              12/29/1999*      50,000,000        50,000,000
                                                                                                      ----------------

TECHNOLOGY - 0.54%
IBM Corp. (a)                                        4.965%              10/21/1999       30,000,000       29,998,612
Xerox Corp.                                          5.635%              07/14/2000       25,000,000       24,976,300
                                                                                                     ----------------
                                                                                                           54,974,912
                                                                                                     ----------------

TELECOMMUNICATIONS - 2.44%
GTE Corp. (a)                                        4.985%              06/02/2000      250,000,000      249,748,447
                                                                                                     ----------------

TOTAL CORPORATE OBLIGATIONS                                                                             2,426,438,944
                                                                                                     ----------------


See Notes to Financial Statements.

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
CERTIFICATES OF DEPOSIT - 21.17%
BANK FOREIGN - 16.52%
Abbey National Treasury Services                     5.050%              11/12/1999   $   40,000,000    $   40,000,000
Bank of Montreal (Chicago)                           5.045%              11/12/1999       45,000,000        44,994,425
Bank of Nova Scotia                                  4.900%              07/08/1999       30,000,000        30,000,000
Bank of Nova Scotia                                  5.055%              11/12/1999       40,000,000        39,995,752
Bank of Scotland                                     4.921%              08/23/1999       77,000,000        76,992,295
Bank of Scotland                                     4.925%              02/03/2000      100,000,000        99,979,656
Bank of Scotland                                     4.971%              02/23/2000       50,000,000        49,987,257
Bank of Scotland                                     4.864%              04/13/2000      100,000,000        99,945,109
Barclays Bank Plc                                    5.080%              01/14/2000       50,000,000        50,000,000
Barclays Bank Plc (a)                                4.890%              05/12/2000      100,000,000        99,949,760
Barclays Bank Plc                                    5.210%              05/15/2000       50,000,000        49,976,873
Bayerische Landesbank                                5.650%              07/23/1999       15,000,000        14,999,070
Canadian Imperial Bank Commerce                      5.025%              01/27/2000       38,000,000        37,992,620
Canadian Imperial Bank Commerce                      5.120%              02/23/2000       50,000,000        49,987,488
Canadian Imperial Bank Commerce                      5.180%              03/28/2000       50,000,000        49,978,568
Canadian Imperial Bank Commerce (a)                  4.875%              04/07/2000      100,000,000        99,944,393
Canadian Imperial Bank Commerce                      5.029%              06/05/2000       50,000,000        49,986,347
Credit Communal De Belgique                          4.870%              08/05/1999      100,000,000       100,000,000
Den Danske Corp. (a)                                 4.950%              05/22/2000       50,000,000        49,986,876
Deutsche Bank AG                                     4.870%              07/12/1999      150,000,000       150,000,909
ING Bank Amsterdam                                   4.890%              08/17/1999       35,000,000        35,000,903
National Westminster Bank                            4.980%              01/07/2000       90,000,000        89,981,920
Svenska Handelsbanken, Inc.                          5.695%              07/30/1999       18,000,000        17,999,178
Svenska Handelsbanken, Inc.                          5.000%              09/02/1999      150,000,000       150,000,000
Toronto Dominion Bank                                5.030%              11/10/1999       28,000,000        27,996,094
Toronto Dominion Bank                                5.015%              02/03/2000       50,000,000        49,991,399
WESTPAC Banking Corp                                 5.010%              02/04/2000       32,000,000        31,992,654
                                                                                                      ----------------
                                                                                                         1,687,659,546
                                                                                                      ----------------

BANK MULTINATIONAL - 0.24%
BankBoston Corp.                                     5.080%              09/14/1999       25,000,000        24,999,486
                                                                                                      ----------------

BANK REGIONAL - 4.41%
Branch Bank & Trust Company (a)                       5.100%               02/01/2000     30,000,000        29,994,776
First Tennessee Bank NA                               5.040%               07/21/1999     90,000,000        90,000,000
First Tennessee Bank NA                               5.040%               07/22/1999     60,000,000        60,000,000
Fleet National Bank                                   4.940%               07/15/1999     50,000,000        50,000,000
Fleet National Bank (a)                               5.030%               10/22/1999     70,000,000        70,000,000
Harris Trust & Savings Bank                           5.050%               08/17/1999    150,000,000       150,000,000
                                                                                                      ----------------
                                                                                                           449,994,776
                                                                                                      ----------------

TOTAL CERTIFICATES OF DEPOSIT                                                                            2,162,653,808
                                                                                                      ----------------

See Notes to Financial Statements.

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
BANK NOTES - 17.08%
BANK FOREIGN - 2.20%
Bank of Nova Scotia                                  5.150%              09/24/1999   $  150,000,000    $  150,000,000
WESTPAC Banking Corp. (a)                            4.890%              04/17/2000       75,000,000        74,964,319
                                                                                                      ----------------
                                                                                                           224,964,319
                                                                                                      ----------------

BANK MULTINATIONAL - 2.01%
BankBoston NA (a)                                    4.880%              07/23/1999       20,000,000        19,999,287
BankBoston NA                                        5.248%              05/24/2000       20,000,000        20,026,200
First National Bank Chicago                          4.870%              08/11/1999      125,000,000       125,000,000
First National Bank Chicago                          5.090%              04/20/2000       40,000,000        39,981,375
                                                                                                      ----------------
                                                                                                           205,006,862
                                                                                                      ----------------

BANK REGIONAL - 12.68%
Banc One Corp. (a)                                   5.021%              06/01/2000       50,000,000        50,000,000
Branch Bank & Trust Company (a)                      5.180%              02/18/2000       75,000,000        74,990,747
Branch Bank & Trust Company (a)                      5.080%              03/08/2000       75,000,000        74,969,762
Comerica Bank (Detroit, Michigan) (a)                4.911%              07/23/1999       15,000,000        14,999,286
Comerica Bank (Detroit, Michigan) (a)                4.875%              02/04/2000       10,000,000         9,997,073
Comerica Bank (Detroit, Michigan) (a)                4.873%              03/07/2000       75,000,000        74,974,836
First Union National Bank (a)                        4.970%              03/10/2000      100,000,000       100,000,000
First Union National Bank, North Carolina (a)        5.058%              11/17/1999       80,000,000        80,000,000
Fleet National Bank (a)                              4.989%              11/04/1999       75,000,000        74,987,055
Key Bank NA (a)                                      4.899%              07/21/1999       70,000,000        69,997,123
Key Bank NA (a)                                      5.033%              06/26/2000       25,000,000        24,985,420
NationsBank NA (a)                                   4.830%              07/19/1999      100,000,000        99,998,197
NationsBank NA                                       5.080%              08/24/1999      175,000,000       175,000,000
NationsBank NA                                       5.000%              01/05/2000       85,000,000        84,991,552
PNC Bank NA, Pittsburgh (a)                          4.814%              07/02/1999       50,000,000        49,999,892
PNC Bank NA, Pittsburgh (a)                          4.875%              08/16/1999       50,000,000        49,995,353
PNC Bank NA, Pittsburgh (a)                          5.098%              01/31/2000      110,000,000       109,974,549
PNC Bank NA, Pittsburgh (a)                          4.840%              03/01/2000       50,000,000        49,980,247
Wachovia Bank NA                                     4.900%              01/10/2000       25,000,000        24,984,203
                                                                                                      ----------------
                                                                                                         1,294,825,295
                                                                                                      ----------------

INSURANCE - 0.19%
USAA Capital Corp. (b)                               6.570%              09/20/1999       20,000,000        20,058,095
                                                                                                      ----------------

TOTAL BANK NOTES                                                                                         1,744,854,571
                                                                                                      ----------------

See Notes to Financial Statements.

             STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 1999 (UNAUDITED)

       NAME OF ISSUER                              INTEREST              MATURITY         PRINCIPAL         AMORTIZED
      AND TITLE OF ISSUE                             RATE                  DATE            AMOUNT             COST+
      ------------------                             ----                  ----            ------             -----
TIME DEPOSITS - 4.70%
BANK FOREIGN - 2.45%
Dresdner Bank, Grand Cayman                          5.250%              07/01/1999      100,000,000    $  100,000,000
Dresdner Bank, Grand Cayman                          5.375%              07/01/1999      150,000,000       150,000,000
                                                                                                      ----------------
                                                                                                           250,000,000
                                                                                                      ----------------

BANK REGIONAL - 1.47%
Republic National Bank                               5.375%              07/01/1999      150,000,000       150,000,000
                                                                                                      ----------------

BANK MUTINATIONAL - 0.78%
Citibank Corp                                        4.875%              07/01/1999       79,951,000        79,951,000
                                                                                                      ----------------

TOTAL TIME DEPOSITS                                                                                        479,951,000
                                                                                                      ----------------

ASSET BACKED - 0.73%
INSURANCE - 0.73%
Tiers Trust  (a)(b)                                  4.988%              10/15/1999       75,000,000        74,977,917
                                                                                                     -----------------

TOTAL ASSET BACKED                                                                                          74,977,917
                                                                                                     -----------------

TOTAL INVESTMENTS -- 99.65%
                                                                                                        10,179,356,072
OTHER ASSETS LESS LIABILITIES -- 0.35%                                                                      35,691,570
                                                                                                   ===================
NET ASSETS -- 100.00%                                                                                  $10,215,047,642
                                                                                                   ===================


(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 1999.
(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to $95,036,012 or 0.93% of the Fund's net assets.
(c) Illiquid security restricted as to resale, represents 0.49% of the Fund's net assets, with an acquisition date of December 30, 1998 and acquisition cost of $50,000,000.
* Variable maturity date. Date shown is the date in effect at June 30, 1999. The Fund has the ability to put the security back to the issuer with 30 days' notice.
+   See note 2 to the financial statements.





See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost..........................................           $ 10,179,356,072
Cash..................................................................................                        722
Interest receivable...................................................................                 57,431,309
Deferred organization expense.........................................................                     73,284
Prepaid insurance.....................................................................                     69,364
                                                                                                 ----------------
  Total Assets........................................................................             10,236,930,751
                                                                                                 ----------------

LIABILITIES:
Payable for fund shares repurchased...................................................                 20,139,896
Dividend payable......................................................................                  1,409,015
Advisory fee payable..................................................................                    149,822
Administration fee payable............................................................                    111,965
Custodian fee payable.................................................................                     61,660
Other accrued expenses and liabilities................................................                     10,751
                                                                                                 ----------------
  Total Liabilities...................................................................                 21,883,109
                                                                                                 ----------------

NET ASSETS............................................................................           $ 10,215,047,642
                                                                                                 ================

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
  10,215,047,516 shares issued and outstanding........................................           $     10,215,047
Capital paid in excess of par.........................................................             10,204,832,469
Accumulated net realized gain on investments..........................................                        126
                                                                                                 ----------------
NET ASSETS............................................................................           $ 10,215,047,642
                                                                                                 ================

Net asset value, offering, and redemption price per share ............................           $           1.00
                                                                                                 ================







See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest..............................................................................           $    231,282,887
                                                                                                 ----------------

EXPENSES:
Advisory fee..........................................................................                    807,127
Administration fee....................................................................                    298,248
Custodian fee.........................................................................                    118,550
Insurance expense.....................................................................                     50,101
Transfer agent fee....................................................................                     37,657
Trustees fees.........................................................................                     26,511
Amortization of organization expenses.................................................                     19,419
Audit fee.............................................................................                      7,159
Legal fee.............................................................................                      4,959
Miscellaneous expense.................................................................                        697
                                                                                                 ----------------
     Total expenses...................................................................                  1,370,428
                                                                                                 ----------------
Net investment income.................................................................                229,912,459
                                                                                                 ----------------

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investments......................................................                          -
                                                                                                 ----------------

Net increase in net assets resulting from operations  ................................           $    229,912,459
                                                                                                 ================







See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE SIX MONTHS
                                                                            ENDED JUNE 30, 1999     YEAR ENDED
                                                                                (UNAUDITED)      DECEMBER 31, 1998
                                                                            ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income..................................................      $    229,912,459    $    404,730,602
Net realized gain on investments.......................................                    --               1,771
                                                                             ----------------    ----------------

Net increase in net assets resulting from operations ..................           229,912,459         404,732,373
                                                                             ----------------  -------------------

DISTRIBUTIONS FROM:
Net investment income..................................................          (229,912,459)       (404,730,602)
                                                                             ----------------    ----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold..............................................        38,490,467,050      46,918,705,958
Cost of redemptions....................................................       (35,067,706,728)    (45,717,831,566)
                                                                             ----------------    ----------------

     Net increase in net assets from Fund share transactions ..........         3,422,760,322       1,200,874,392
                                                                             ----------------    ----------------

Net increase in net assets.............................................         3,422,760,322       1,200,876,163


NET ASSETS:
Beginning of period....................................................         6,792,287,320       5,591,411,157
                                                                             ----------------    ----------------
End of period..........................................................      $ 10,215,047,642    $  6,792,287,320
                                                                             ================    ================






See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------


                                                  FOR THE                                                   FOR THE PERIOD
                                             SIX MONTHS ENDED                                                MAY 15, 1996*
                                               JUNE 30, 1999        YEAR ENDED          YEAR ENDED              THROUGH
                                                (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997     DECEMBER 31, 1996
                                                -----------      -----------------   -----------------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......      $   1.0000         $    1.0000         $    1.0000           $    1.0000
                                                ----------         -----------         -----------           -----------
    Net investment income.................          0.0247              0.0556              0.0560                0.0342
    Distributions from net
       investment income..................         (0.0247)            (0.0556)            (0.0560)              (0.0342)
                                                ----------         -----------         -----------           -----------
Net increase from investment operations...          0.0000              0.0000              0.0000                0.0000
                                                ----------         -----------         -----------           -----------

Net asset value, end of period............      $   1.0000         $    1.0000         $    1.0000           $    1.0000
                                                ==========         ===========         ===========           ===========

TOTAL INVESTMENT RETURN (a)...............          2.50%               5.70%               5.75%                 3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets...          0.03%(b)            0.03%               0.04%                 0.06%(b)(c)
Ratio of net investment income to
    average net assets....................          4.98%(b)            5.56%               5.62%                 5.47%(b)(c)
Net assets, end of period (in millions)...       $10,215              $6,792              $5,591                $2,878






*     Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)   Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
The State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains, and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4. TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee is reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS
At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

6. BENEFICIAL INTEREST
At June 30, 1999, there were two shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 15.90% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

TRUSTEES
Michael A. Jesse
George J. Sullivan Jr.
Peter Tufano


ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal St.
Boston, MA  02110


LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109
















This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110